STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited Partner [Member]	General Partner [Member]	Series 47 [Member]	Series 47 [Member] Limited Partner [Member]	Series 47 [Member] General Partner [Member]	Series 48 [Member]	Series 48 [Member] Limited Partner [Member]	Series 48 [Member] General Partner [Member]	Series 49 [Member]	Series 49 [Member] Limited Partner [Member]	Series 49 [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2016	$ (3,266,025)	$ (2,996,658)	$ (269,367)	$ (2,757,533)	$ (2,673,931)	$ (83,602)	$ (1,539,718)	$ (1,485,107)	$ (54,611)	$ 1,031,226	$ 1,162,380	$ (131,154)
Net loss	(2,859,831)	(2,852,681)	(7,150)	(231,675)	(231,096)	(579)	(100,620)	(100,368)	(252)	(2,527,536)	(2,521,217)	(6,319)
Partners' capital (deficit) at Mar. 31, 2017	(6,125,856)	(5,849,339)	(276,517)	(2,989,208)	(2,905,027)	(84,181)	(1,640,338)	(1,585,475)	(54,863)	(1,496,310)	(1,358,837)	(137,473)
Net loss	(503,404)	(502,145)	(1,259)	305,694	304,930	764	168,710	168,288	422	(977,808)	(975,363)	(2,445)
Partners' capital (deficit) at Mar. 31, 2018	$ (6,629,260)	$ (6,351,484)	$ (277,776)	$ (2,683,514)	$ (2,600,097)	$ (83,417)	$ (1,471,628)	$ (1,417,187)	$ (54,441)	$ (2,474,118)	$ (2,334,200)	$ (139,918)